Leasing (Details) - Schedule of Amounts Recognized In Profit And Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Amounts Recognized In Profit And Loss [Abstract]
Amortization of the right for usage asset	$ 425	$ 425	$ 398
Interest expense in respect of leasing	22	43	61
Repayment of principal in respect of leasing	$ 467	$ 467	$ 440